Capital Management - Summary of Company's Capital Structure (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Regulated Operations [Abstract]
Long-term debt payable within one year	$ 806	$ 653
Short-term notes payable	800	1,143
Less: cash and cash equivalents	(712)	(7)
Net Long-term debt payable within one year	894	1,789
Long-term debt	12,302	10,822
Common shares	2,957	3,564
Retained earnings	7,877	6,086
Total capital	$ 24,030	$ 22,261